Shares, equity and appropriation of profit	12 Months Ended
Dec. 31, 2018
Shares, equity and appropriation of profit
Shares, equity and appropriation of profit

Note 25 Shares, equity and appropriation of profit

Number of shares

	A shares	B shares	C shares	Total
As of January 1, 2016	20,260,910	428,923,429	1,899,000	451,083,339
New share issue	2,532,613	53,284,060	—	55,816,673
As of December 31, 2016	22,793,523	482,207,489	1,899,000	506,900,012
As of December 31, 2017	22,793,523	482,207,489	1,899,000	506,900,012
Reclassification of A shares to B shares	-145,831	145,831	—	—
New share issue	—	183,441,585	—	183,441,585
Total number of shares as of December 31, 2018	22,647,692	665,794,905	1,899,000	690,341,597

	2018	2017	2016
Total number of shares	690,341,597	506,900,012	506,900,012
Number of treasury shares	(3,338,529)	(4,144,459)	(4,549,947)
Number of outstanding shares	687,003,068	502,755,553	502,350,065
Number of shares, weighted average	531,098,522	502,614,759	452,146,472
Number of shares after dilution	690,115,713	505,931,001	505,041,442
Number of shares after dilution, weighted average	534,505,915	505,637,139	454,887,620

On November 5, 2018, Tele2 has performed a new issue of 183,441,585 class B shares as merger consideration in connection with the acquisition of Com Hem (please refer to Note 15). As a result, equity has increased with SEK 19,766 million.

On September 10, 2018, 145,831 class A shares were reclassified into class B shares.

On November 28, 2016, Tele2 issued, with preferential rights for existing shareholders, 55,816,673 new shares (2,532,613 A-shares and 53,284,060 B-shares) corresponding to a total amount of SEK 2,910 million, after new issue costs of SEK (48) million, of which SEK 70 million is reported as an increase in share capital. The terms of the right issue entailed that every existing share entitled the holder to one subscription right of a share. Eight subscription rights of shares entitled the holder to subscribe for one new share of the corresponding share class to a subscription price of SEK 53 per share. The new issue was carried out in order to maintain the Tele2’s financial strength, in connection with the acquisition of TDC Sweden.

In 2017, Tele2 released SEK 7 million of the 2016‑year accrual for new share issue costs.

The share capital in Tele2 AB is divided into three classes of shares: Class A, B and C shares. All types of shares have a par value of SEK 1.25 per share and Class A and B shares have the same rights in the company’s net assets and profits while Class C shares are not entitled to dividend. Shares of Class A entitle the holder to 10 voting rights per share and Class B and C shares to one voting right per share.

There are no limitations regarding how many votes each shareholder may vote for at general meetings of shareholders. The Articles of Association make no stipulation that limits the right to transfer the shares.

In the case of a bid for all shares or a controlling part of the shares in Tele2, the financing facilities may be accelerated and due for immediate repayment. In addition, some other agreements may be terminated.

Number of treasury shares

	B shares	C shares	Total
As of January 1, 2016	2,995,972	1,899,000	4,894,972
Delivery of own shares under LTI program	(345,025)	—	(345,025)
As of December 31, 2016	2,650,947	1,899,000	4,549,947
Delivery of own shares under LTI program	(405,488)	—	(405,488)
As of December 31, 2017	2,245,459	1,899,000	4,144,459
Delivery of own shares under LTI program	(449,039)	—	(449,039)
Delivery of own shares under LTI program, early vesting	(356,891)	—	(356,891)
Total number of treasury shares as of December 31, 2018	1,439,529	1,899,000	3,338,529

Number of treasury shares amount to 0.5 (2017: 0.8 and 2016: 0.9) percent of the share capital.

As a result of share rights in the LTI 2016, LTI 2017 and LTI 2018 being exercised on December 7, 2018, Tele2 delivered 356,891 B-shares in treasury shares to some of the participants in the program. This was an early vesting of the programs following the merger with Com Hem.

As a result of share rights in the LTI 2015 (2017: LTI 2014 and 2016: LTIP 2013) being exercised on May 4, 2018, Tele2 delivered 449,039 (May 5, 2017: 405,488 and May 9, 2016: 345,025) B-shares in treasury shares to the participants in the program.

Outstanding share rights

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Incentive program 2018-2021	1,482,420
Incentive program 2017-2020	1,050,018	1,373,574
Incentive program 2016-2019	801,040	1,065,265	1,195,370
Incentive program 2015-2018	—	736,609	837,616
Incentive program 2014-2017	—	—	668,560
Total number of outstanding share rights	3,333,478	3,175,448	2,701,546
of which will be settled in cash	220,833	—	10,169

Further information is provided in Note 33.

Number of shares after dilution

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Number of shares	690,341,597	506,900,012	506,900,012
Number of treasury shares	(3,338,529)	(4,144,459)	(4,549,947)
Number of outstanding shares, basic	687,003,068	502,755,553	502,350,065
Number of outstanding share rights	3,333,478	3,175,448	2,701,546
Excluding share rights to be settled in cash	(220,833)	—	(10,169)
Total number of shares after dilution	690,115,713	505,931,001	505,041,442

Earnings per share

	Earnings per share			Earnings per share, after dilution
	2018	2017	2016	2018	2017	2016
Net profit/loss attributable to equity holders of the parent company	853	192	(2,269)	853	192	(2,269)

Weighted average number of outstanding shares	531,098,522	502,614,759	452,146,472	531,098,522	502,614,759	452,146,472
Incentive program 2018-2021				829,239
Incentive program 2017-2020				1,327,443	909,312
Incentive program 2016-2019				1,023,804	1,125,670	804,813
Incentive program 2015-2018				226,907	783,348	970,707
Incentive program 2014-2017				—	204,050	777,542
Incentive program 2013-2016				—	—	188,086
Weighted average number of share rights				3,407,393	3,022,380	2,741,148
Weighted average number of outstanding shares after dilution				534,505,915	505,637,139	454,887,620
EARNINGS PER SHARE*), SEK	1.61	0.38	(5.02)	1.59	0.37	(5.02)

*)   When reporting a loss, earnings per share after dilution is calculated based on weighted average number of shares as the weighted average number of outstanding shares after dilution is anti-dilutive.

Proposed appropriation of profit

The Board propose that, from the SEK 28,873,578,326 at the disposal of the Annual General Meeting, a dividend of SEK 4.40 per share should be paid to shareholders in two equal tranches during 2019, corresponding on December 31, 2018 to SEK 3,022,813,499, and that the remaining amount, SEK 25,850,764,827, should be carried forward.

Based on this annual report, the consolidated financial statements and other information which has become known, the Board has considered all aspects of the parent company’s and the Group’s financial position. This evaluation has led the Board to the conclusion that the dividend is justifiable in view of the requirements that the nature and scope of and risks involved in Tele2’s operations have on the size of the company’s and the Group’s equity as well as on its consolidation needs, liquidity and financial position in general.

For information regarding dividend policy please refer to Note 2.